Schedule of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 43,255		$ 65,029		$ 73,756		$ 26,181		$ 29,553		$ 63,099		$ 64,621		$ 25,537		$ 208,221		$ 182,810		$ 172,929
Less: distributed and undistributed earnings allocated to non-vested restricted common stock																	17,430		14,806		13,634
Earnings allocated to Watsco, Inc. shareholders-Basic																	$ 190,791		$ 168,004		$ 159,295
Weighted-average common shares outstanding-Basic																	32,824,947		32,582,385		32,435,961
Basic earnings per share for Common and Class B common stock	$ 1.19	[1]	$ 1.82	[1]	$ 2.07	[1]	$ 0.71	[1]	$ 0.81	[1]	$ 1.78	[1]	$ 1.82	[1]	$ 0.71	[1]	$ 5.81	[1]	$ 5.16	[1]	$ 4.91
Net income attributable to Watsco, Inc. shareholders	$ 43,255		$ 65,029		$ 73,756		$ 26,181		$ 29,553		$ 63,099		$ 64,621		$ 25,537		$ 208,221		$ 182,810		$ 172,929
Less: distributed and undistributed earnings allocated to non-vested restricted common stock																	17,427		14,801		13,626
Earnings allocated to Watsco, Inc. shareholders-Diluted																	$ 190,794		$ 168,009		$ 159,303
Weighted-average common shares outstanding-Basic																	32,824,947		32,582,385		32,435,961
Effect of dilutive stock options																	37,686		34,119		44,395
Weighted-average common shares outstanding-Diluted																	32,862,633		32,616,504		32,480,356
Diluted earnings per share for Common and Class B common stock	$ 1.19	[1]	$ 1.82	[1]	$ 2.07	[1]	$ 0.71	[1]	$ 0.81	[1]	$ 1.78	[1]	$ 1.82	[1]	$ 0.71	[1]	$ 5.81	[1]	$ 5.15	[1]	$ 4.90
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders-Basic																	$ 175,667		$ 154,021		$ 146,037
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders-Basic																	$ 15,124		$ 13,983		$ 13,258

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.